Annual Fund Operating Expenses - Kurv Technology Titans Select ETF [Member]	Jul. 31, 2024
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%	[1]
Acquired Fund Fees and Expenses	0.20%	[2]
Expenses (as a percentage of Assets)	1.29%
Fee Waiver or Reimbursement	(0.30%)	[3]
Net Expenses (as a percentage of Assets)	0.99%
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2025

[1]	Other Expenses are estimated for the Fund’s initial fiscal year.
[2]	Acquired Fund Fees and Expenses are estimated for the Fund’s initial fiscal year.
[3]	The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund until July 31, 2025, so that the Total Annual Operating Expenses After Fee Waiver and Reimbursement (excluding: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)) will not exceed 0.79%, of average daily net assets (“Operating Expenses Limitation Agreement”). These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This Operating Expenses Limitation Agreement may be terminated only by the Board of Trustees on 60 days’ written notice to the Fund’s adviser, Kurv Investment Management LLC.